Net Debt (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Interest bearing loans and borrowings
Non-current installments of loans	$ (17,359)
Non-current installments of loans - Non-cash & Other	(15)
Non-current installments of loans - Exchange Movements	19
Non-current installments of loans	(17,355)
Non-current installments of leases - Non-cash & Other	45
Non-current installments of leases - Exchange Movements	(2)
Non-current installments of leases	(514)
Total long-term debt	(17,359)
Total long-term debt - Non-cash & Other	30
Total long-term debt - Exchange Movements	17
Total long-term debt	(17,869)
Current instalments of loans	(999)
Current instalments of loans - Non-cash & Other	(1)
Current instalments of loans	(1,000)
Current instalments of leases - Cash Flow	96
Current instalments of leases - Non-cash & Other	(138)
Current instalments of leases - Exchange Movements	(1)
Current instalments of leases	(206)
Interest-bearing loans and borrowings	(1,754)
Interest-bearing loans and borrowings	(1,629)
Total current debt	(1,754)
Total current debt - Cash Flow	219
Total current debt - Non-cash & Other	(139)
Total current debt - Exchange Movements	2
Total current debt	(1,835)
Gross borrowings	(19,113)
Gross borrowings - Cash Flow	219
Gross borrowings - Non-cash & Other	(109)
Gross borrowings - Exchange Movements	19
Gross borrowings	(19,704)
Net derivative financial instruments	384
Net derivative financial instruments - Cash Flow	(26)
Net derivative financial instruments - Non-cash & Other	(37)
Net derivative financial instruments	321
Net Borrowings	(18,729)
Net borrowings - Cash Flow	193
Net borrowings - Non-cash & Other	(146)
Net borrowings - Exchange Movements	19
Net Borrowings	(19,383)
Cash and cash equivalents at the beginning of the period	4,831
Cash and cash equivalents - Cash Flow	584
Cash and cash equivalents - Exchange Movements	13
Cash and cash equivalents at the end of the period	5,428
Other investments - current	849
Other investments, current - Cash Flow	(21)
Other investments, current - Non-cash & Other	(9)
Other investments - current	819
Other investments - non-current	46
Other investments, non-current - Non-cash & Other	10
Other investments - non-current	56
Cash and investments	5,726
Cash and investments - Cash Flow	563
Cash and investments - Non-cash & Other	1
Cash and investments - Exchange Movements	13
Cash and investments	6,303
Net debt	(13,003)
Net debt - Cash Flow	756
Net debt - Non-cash & Other	(145)
Net debt - Exchange Movements	32
Net debt	(13,080)
Other investments - non-current	1,362	$ 833	$ 1,089
Potential payable		$ 1,838
Put option
Interest bearing loans and borrowings
Potential payable	2,057
Commercial paper
Interest bearing loans and borrowings
Interest-bearing loans and borrowings	(211)
Interest-bearing loans and borrowings	(211)
Bank collateral
Interest bearing loans and borrowings
Interest-bearing loans and borrowings	(384)
Current borrowings and current portion of non-current borrowing - Cash Flow	66
Interest-bearing loans and borrowings	(318)
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Current borrowings and current portion of non-current borrowing - Cash Flow	(2)
Interest-bearing loans and borrowings	(2)
Overdrafts
Interest bearing loans and borrowings
Interest-bearing loans and borrowings	(160)
Current borrowings and current portion of non-current borrowing - Cash Flow	59
Current borrowings and current portion of non-current borrowing - Exchange Movements	3
Interest-bearing loans and borrowings	(98)
IFRS 16
Interest bearing loans and borrowings
Non-current installments of leases	(557)
Total long-term debt	(557)
Current instalments of leases	(163)
Total current debt	(163)
Gross borrowings	(720)
Net Borrowings	(720)
Net debt	$ (720)